Commitments and Contingencies - Additional Information (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013 LegalMatter	Dec. 31, 2012 LegalMatter	Dec. 31, 2011	Dec. 31, 2010
Commitment And Contingencies [Line Items]
Rent expense for operating leases		$ 11,800,000	$ 12,100,000	$ 12,000,000
Exposure per occurrence	250,000	250,000
Aggregate deductible for protection and indemnity and maritime employers' liability claims		500,000
Auto liability claims		100,000
Gross self insurance accruals		4,700,000	6,600,000
Related insurance recoveries		1,200,000	1,900,000
Number of pending claims	15	15
Percent of costs to study and remediate site		20.00%
Amount accrued	0	0
Deferred term for criminal violations of anti-bribery provisions of FCPA		3 years
Fine paid by for retention and use of individual agent in Nigeria with respect to customs-related issues	11,760,000	11,760,000
Payment of disgorgement		3,050,000
Prejudgment interest		1,040,000
Prejudgment interest and disgorgement amount paid		4,090,000
Proposed settlement		15,850,000
Gulfco Site [Member]
Commitment And Contingencies [Line Items]
Percent of costs to study and remediate site				20.00%
Amount accrued	$ 900,000		$ 700,000
Minimum [Member]
Commitment And Contingencies [Line Items]
Employment agreements terms		1 year
Maximum [Member]
Commitment And Contingencies [Line Items]
Employment agreements terms		2 years